NET LOSS PER SHARE - Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss	$ (12,906)	$ (36,780)
Net loss attributable to noncontrolling interest	(2,831)	(7,366)
Net loss attributed to Class A shareholders - basic EPS	(10,075)	(29,414)
Net loss attributed to Class A shareholders - diluted EPS	$ (10,075)	$ (29,414)
Denominator:
Weighted-average basic shares outstanding (in shares)	107,366,433	86,876,187
Effect of dilutive securities (in shares)	0	0
Weighted-average diluted shares (in shares)	107,366,433	86,876,187
Basic net loss per share (in dollars per share)	$ (0.09)	$ (0.34)
Diluted net loss per share (in dollars per share)	$ (0.09)	$ (0.34)